                                                       -------------------------
                                                             OMB APPROVAL
                                                       -------------------------
                                                       OMB Number: 3235-0570
                                                       Expires: October 31, 2006
                                                       Estimated average burden
                                                       hours per response: 19.3
                                                       -------------------------

                  As filed with the Securities and Exchange Commission on [date]



                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number    811-21079
                                    ------------------------------------

                        AIP ALTERNATIVE STRATEGIES FUNDS
------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                701 WESTCHESTER AVENUE, WHITE PLAINS, NY    10604
------------------------------------------------------------------------
            (Address of principal executive offices)      (Zip code)

       MR. STEVEN SAMSON, 701 WESTCHESTER AVENUE, WHITE PLAINS, NY 10604
------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code: 1-877-LOW-BETA (569-2382)
                                                    -------------------------

Date of fiscal year end:  JULY 31, 2004
                         -----------------

Date of reporting period: JANUARY 31, 2004
                          ----------------

ITEM 1. REPORT TO STOCKHOLDERS.

           [ALPHA LOGO]
                                          ALPHA
                                          HEDGED
                                          STRATEGIES
                                          FUND
           A series of AIP Alternative Strategies Funds

       SEMI-ANNUAL REPORT
        JANUARY 31, 2004

  WEB                WWW.AIPFUNDS.COM
  TICKER SYMBOL      ALPHX
  CALL               1.877.LOW.BETA

                                          INVESTMENT ADVISER
                                          ALTERNATIVE INVESTMENT PARTNERS, LLC
                                          The mutual fund adviser dedicated
                                          exclusively to absolute return
                                          strategies(SM)
                                          - An affiliate of Asset Alliance
                                          Corporation



                                          PORTFOLIO RESEARCH
                                          CONSULTANT
                                          TRUST ADVISORS, LLC
                                          Style Management and
                                          Portfolio Analytics



                                          INVESTMENT SUB-ADVISERS
                                          CAPITALWORKS INVESTMENT PARTNERS, LLC
                                          Convertible Bond Arbitrage &
                                          Long/Short Equity



                                          SCHULTZE ASSET MANAGEMENT, LLC
                                          Distressed Securities



                                          SMITH BREEDEN ASSOCIATES, INC.
                                          Fixed Income Arbitrage



                                          TWIN CAPITAL MANAGEMENT, INC.
                                          Long/Short Equity



                                          ZACKS INVESTMENT MANAGEMENT, INC.
                                          Long/Short Equity

                         THE HEDGE FUND ALTERNATIVE(SM)

AIP Alternative Strategies Funds
SHAREHOLDER LETTER

January 31, 2004
--------------------------------------------------------------------------------

Dear Fellow Shareholders:

We are pleased to present the AIP Alternative Strategies Funds Semi-Annual Report for the period ended January 31, 2004. Alternative Investment Partners, the mutual fund manager dedicated exclusively to alternative investment strategies(sm), created the AIP Fund Family to offer the benefits of absolute return investing to a broad spectrum of individual and institutional investors.

Our flagship product, Alpha Hedged Strategies Fund, introduced in September 2002, has been met with a great deal of media and investor interest, with articles appearing in publications such as Dow Jones Newswire, Plan Sponsor, Fund Action, HedgeFund.net, TheStreet.com, Hedge World, Chicago Sun Times, and Money Management Executive, as well as feature appearances on CNNfn.

Together with the Fund's Portfolio Research Consultant, Trust Advisors, and the Fund's Sub-Advisers, CapitalWorks Investment Partners, Schultze Asset Management, Smith Breeden Associates, Twin Capital Management, and Zacks Investment Management, we thank our shareholders for their interest and response as we strive to provide rewarding long-term investment returns.

Very truly yours,

/s/ Steven R. Samson
Steven R. Samson
Chairman of the Board
AIP Alternative Strategies Funds

Must be preceded or accompanied by a prospectus. Read it carefully before investing.

Certain hedging techniques and leverage employed in the management of the Fund may accelerate the velocity of possible losses. Short selling involves the risk of potentially unlimited increase in the market value of the security sold short, which could result in potentially unlimited loss for the Fund. Derivatives involve investment exposure that may exceed the original cost and a small investment in derivatives could have a large potential impact on the performance of the Fund. Options held in the Fund may be illiquid and the fund manager may have difficulty closing out a position. The Fund may also invest in:

- smaller capitalized companies -- subject to more abrupt or erratic market movements than larger, more established companies;

- foreign securities, which involve currency risk, different accounting standards and are subject to political instability;

- securities limited to resale to qualified institutional investors, which can affect their degree of liquidity;

- shares of other investment companies that invest in securities and styles similar to the Fund, resulting in a generally higher investment cost than from investing directly in the underlying shares of these funds.

The Fund intends to utilize these individual securities and hedging techniques in matched combinations that are designed to neutralize or offset the individual risks of employing these techniques separately. Some of these matched strategies include, merger arbitrage, long/short equity, convertible bond arbitrage and fixed-income arbitrage. There is no assurance that these strategies will protect against losses, or that the investment objectives of the Fund will be met.

Mutual fund investing involves risk; loss of principal is possible. Please consult an investment professional for advice regarding your particular circumstances.

Distributor: Quasar Distributors, LLC is not an affiliate of AIP Alternative Strategies Funds.

(C) March 2004

AIP Alternative Strategies Funds
ALPHA HEDGED STRATEGIES FUND

Schedule of Investments -- January 31, 2004 (Unaudited)
--------------------------------------------------------------------------------

COMMON STOCKS -- 59.55%+                          SHARES        VALUE
------------------------------------------------------------------------
AUDIO VIDEO EQUIPMENT -- 0.72%+
Harman International Industries,
  Incorporated...............................       1,150    $    85,364
                                                             -----------
BANKS AND SAVINGS AND LOANS -- 1.94%+
Bank of America Corporation..................         310         25,253
Doral Financial Corp. .......................       1,500         48,705
Hudson City Bancorp, Inc. ...................       1,750         69,037
J.P. Morgan Chase & Co. .....................         720         28,001
Sovereign Bancorp, Inc. .....................       1,540         34,819
UCBH Holdings, Inc. .........................         630         25,112
                                                             -----------
                                                                 230,927
                                                             -----------
BIOMEDICAL PRODUCTS -- 1.72%+
Amgen Inc.*..................................         450         29,020
Genzyme Corporation*.........................       1,100         60,335
Gilead Sciences, Inc.*.......................       1,100         60,357
ImClone Systems Incorporated*................       1,350         55,296
                                                             -----------
                                                                 205,008
                                                             -----------
CABLE SERVICES -- 0.89%+
Cablevision Systems New York Group -- Class
  A*(+)......................................       2,150         54,997
EchoStar Communications Corporation -- Class
  A*.........................................       1,400         51,100
                                                             -----------
                                                                 106,097
                                                             -----------
CASINOS, GAMBLING AND LOTTERY -- 0.89%+
GTECH Holdings Corporation...................         340         18,907
International Game Technology................         800         29,968
Station Casinos, Inc. .......................       1,650         57,767
                                                             -----------
                                                                 106,642
                                                             -----------
CATALOG AND MAIL-ORDER HOUSES -- 0.72%+
Amazon.com, Inc.*............................       1,700         85,816
                                                             -----------
COAL -- 0.44%+
CONSOL Energy Inc. ..........................       2,250         51,975
                                                             -----------
COMPUTER INTEGRATED SYSTEMS DESIGN -- 0.20%+
Redback Networks Inc.*.......................       2,758         23,884
                                                             -----------
COMPUTER PROCESSING AND DATA PREPARATION AND
  PROCESSING SERVICES -- 0.23%+
Automatic Data Processing, Inc. .............         640         27,360
                                                             -----------

                     See notes to the financial statements.

AIP Alternative Strategies Funds
ALPHA HEDGED STRATEGIES FUND

Schedule of Investments -- January 31, 2004 (Unaudited) (continued)
--------------------------------------------------------------------------------

                                                  SHARES        VALUE
------------------------------------------------------------------------
COMPUTER SERVICES -- 0.82%+
Cognizant Technology Solutions
  Corporation*...............................         540    $    29,176
Computer Sciences Corporation*...............         600         26,790
FactSet Research Systems Inc.(+).............       1,100         41,855
                                                             -----------
                                                                  97,821
                                                             -----------
COMPUTERS -- HARDWARE -- 0.46%+
Zebra Technologies Corporation -- Class
  A*(+)......................................         850         54,910
                                                             -----------
COMPUTERS -- SOFTWARE -- 1.57%+
Adobe Systems Incorporated...................         390         14,999
Aspen Technology, Inc.*......................       1,760         15,787
Autodesk, Inc. ..............................         590         15,074
Citrix Systems, Inc.*........................       1,950         39,214
Hyperion Solutions Corporation*..............         340         11,686
Network Associates, Inc.*....................         830         14,401
Open Text Corporation*.......................         750         19,110
SanDisk Corporation*.........................       1,050         57,162
                                                             -----------
                                                                 187,433
                                                             -----------
CONSULTING SERVICES -- 3.74%+
PDI, Inc.*...................................         500         13,730
The Corporate Executive Board Company*.......       1,100         52,525
Washington Group International, Inc.*........      10,192        378,939
                                                             -----------
                                                                 445,194
                                                             -----------
CONSUMER PRODUCTS -- APPAREL AND TEXTILES --
  1.24%+
Coach, Inc.*.................................       1,700         60,231
Columbia Sportswear Company*.................         900         47,817
The Timberland Company -- Class A*...........         800         39,856
                                                             -----------
                                                                 147,904
                                                             -----------
CONSUMER PRODUCTS -- BEVERAGES -- ALCOHOLIC--
  0.47%+
Brown-Forman Corporation -- Class B..........       1,200         56,052
                                                             -----------

                     See notes to the financial statements.

AIP Alternative Strategies Funds
ALPHA HEDGED STRATEGIES FUND

Schedule of Investments -- January 31, 2004 (Unaudited) (continued)
--------------------------------------------------------------------------------

                                                  SHARES        VALUE
------------------------------------------------------------------------
CONSUMER PRODUCTS -- FOODS -- 2.15%+
Bunge Limited................................         620    $    21,204
Chiquita Brands International, Inc.*.........       6,631        157,818
ConAgra Foods, Inc. .........................         670         17,380
Hain Celestial Group, Inc.*..................         540         12,209
Hershey Foods Corporation....................         350         26,429
McCormick & Company, Incorporated............         700         20,776
                                                             -----------
                                                                 255,816
                                                             -----------
CONSUMER PRODUCTS -- MISCELLANEOUS -- 0.33%+
Energizer Holdings, Inc.*....................         580         24,064
Fortune Brands, Inc. ........................         210         14,732
                                                             -----------
                                                                  38,796
                                                             -----------
CONSUMER PRODUCTS -- PAPER AND RELATED
  PRODUCTS -- 0.17%+
Georgia-Pacific Corp.........................         730         20,513
                                                             -----------
CONSUMER PRODUCTS -- PERFUME, COSMETICS AND
  OTHER TOILETRIES -- 0.56%+
Avon Products, Inc. .........................         800         50,656
The Procter & Gamble Company.................         160         16,173
                                                             -----------
                                                                  66,829
                                                             -----------
CONSUMER PRODUCTS -- SOAP AND OTHER
  DETERGENTS -- 0.24%+
Church & Dwight Co., Inc. ...................         730         29,090
                                                             -----------
CONSUMER PRODUCTS -- TOOLS -- 0.18%+
The Black & Decker Corporation(+)............         420         21,525
                                                             -----------
CONSUMER PRODUCTS -- TOYS -- 0.98%+
Hasbro, Inc. ................................       1,000         19,750
Marvel Enterprises, Inc.*....................       3,000         96,690
                                                             -----------
                                                                 116,440
                                                             -----------

                     See notes to the financial statements.

AIP Alternative Strategies Funds
ALPHA HEDGED STRATEGIES FUND

Schedule of Investments -- January 31, 2004 (Unaudited) (continued)
--------------------------------------------------------------------------------

                                                  SHARES        VALUE
------------------------------------------------------------------------
CRUDE PETROLEUM AND NATURAL GAS -- 1.21%+
Petroleum Geo-Services ASA ADR*..............       1,484    $    66,664
Unit Corporation*............................         890         22,099
XTO Energy, Inc. ............................       2,100         55,083
                                                             -----------
                                                                 143,846
                                                             -----------
ELECTRONIC COMPONENTS -- 0.63%+
Amphenol Corporation -- Class A*.............         900         59,463
DDI Corp.*...................................         829         14,922
                                                             -----------
                                                                  74,385
                                                             -----------
EMPLOYMENT SERVICES -- 0.25%+
Manpower Inc. ...............................         650         30,147
                                                             -----------
FINANCIAL SERVICES -- 0.51%+
The Chicago Mercantile Exchange..............         700         61,194
                                                             -----------
FUNERAL SERVICES -- 1.39%+
Alderwoods Group, Inc.*......................      16,528        165,280
                                                             -----------
GENERAL CONTRACTORS -- 0.59%+
Walter Industries, Inc.(+)...................       5,871         70,452
                                                             -----------
GOLD ORES -- 0.67%+
Freeport-McMoRan Copper & Gold, Inc. -- Class
  B..........................................       2,150         79,249
                                                             -----------
HOTELS AND MOTELS -- 0.22%+
Marriott International, Inc. -- Class A......         580         25,746
                                                             -----------
INSURANCE -- 3.14%+
AFLAC INCORPORATED...........................         750         27,660
Conseco, Inc. ...............................       9,315        211,450
The Allstate Corporation.....................         720         32,731
The Hartford Financial Services Group,
  Inc. ......................................         380         24,449
The Progressive Corporation..................         600         49,590
W.R. Berkley Corporation.....................         720         27,727
                                                             -----------
                                                                 373,607
                                                             -----------

                     See notes to the financial statements.

AIP Alternative Strategies Funds
ALPHA HEDGED STRATEGIES FUND

Schedule of Investments -- January 31, 2004 (Unaudited) (continued)
--------------------------------------------------------------------------------

                                                  SHARES        VALUE
------------------------------------------------------------------------
MANUFACTURING -- DIVERSIFIED
  OPERATIONS -- 1.45%+
3M Co. ......................................         230    $    18,191
Eaton Corporation............................         310         36,006
Imperial Sugar Company*......................       6,312         87,106
Ingersoll-Rand Company -- Class A............         470         31,269
                                                             -----------
                                                                 172,572
                                                             -----------
MEDICAL, DENTAL AND HOSPITAL PRODUCTS AND
  SERVICES -- 0.27%+
Henry Schein, Inc.*..........................         460         32,264
                                                             -----------
MEDICAL -- HEALTH CARE SERVICES -- 0.41%+
Omnicare, Inc.(+)............................         600         26,418
Select Medical Corporation...................       1,310         22,663
                                                             -----------
                                                                  49,081
                                                             -----------
MEDICAL -- HOSPITAL AND MEDICAL SERVICES
  PLANS -- 0.33%+
WellPoint Health Networks Inc.*..............         370         38,850
                                                             -----------
MEDICAL -- INSTRUMENTS -- 0.42%+
Edwards Lifesciences Corporation*............         660         22,988
PerkinElmer, Inc. ...........................       1,320         27,258
                                                             -----------
                                                                  50,246
                                                             -----------
MEDICAL -- LABORATORIES -- 0.49%+
IMPATH Inc.*.................................       9,808         57,867
                                                             -----------
MEDICAL -- OPHTHALMIC GOODS -- 0.45%+
Bausch & Lomb Incorporated...................         610         32,787
The Cooper Companies, Inc. ..................         420         20,328
                                                             -----------
                                                                  53,115
                                                             -----------
METAL WORKS, BLAST FURNACES AND
  ROLLING -- 0.31%+
Alcan Inc. ..................................         600         25,578
Kennametal Inc. .............................         270         11,448
                                                             -----------
                                                                  37,026
                                                             -----------
MOTOR VEHICLES -- 0.20%+
PACCAR Inc. .................................         300         23,589
                                                             -----------

                     See notes to the financial statements.

AIP Alternative Strategies Funds
ALPHA HEDGED STRATEGIES FUND

Schedule of Investments -- January 31, 2004 (Unaudited) (continued)
--------------------------------------------------------------------------------

                                                  SHARES        VALUE
------------------------------------------------------------------------
PACKAGING -- 0.58%+
Ball Corporation.............................         380    $    23,777
Sealed Air Corporation*......................         900         44,811
                                                             -----------
                                                                  68,588
                                                             -----------
PHARMACEUTICAL PREPARATIONS -- 3.81%+
American Pharmaceutical Partners, Inc.*......       1,700         58,055
Amylin Pharmaceuticals, Inc.*................       2,050         39,606
Celgene Corporation*.........................       1,500         60,615
Eon Labs, Inc.*..............................       1,150         65,699
ICOS Corporation*(+).........................       1,150         50,209
Johnson & Johnson............................         290         15,492
Millennium Pharmaceuticals, Inc.*............       1,010         17,816
Mylan Laboratories Inc. .....................       1,165         28,414
Sepracor Inc.*...............................       3,120         84,396
Teva Pharmaceutical Industries Ltd. ADR......         530         33,173
                                                             -----------
                                                                 453,475
                                                             -----------
REAL ESTATE INVESTMENT TRUSTS -- 0.51%+
Chelsea Property Group, Inc. ................       1,100         61,072
                                                             -----------
RESORTS/THEME PARKS -- 0.15%+
Cedar Fair, L.P. ............................         570         17,784
                                                             -----------
RESTAURANTS -- 0.65%+
Applebee's International, Inc. ..............         720         27,446
CBRL Group, Inc. ............................         570         21,392
Landry's Restaurants, Inc. ..................       1,020         28,264
                                                             -----------
                                                                  77,102
                                                             -----------
RETAIL -- APPAREL AND TEXTILES -- 1.12%+
AnnTaylor Stores Corporation*................         620         25,110
Pacific Sunwear of California, Inc.*.........       1,310         30,038
Quiksilver, Inc.*............................       1,210         19,941
The Warnaco Group, Inc.*.....................       2,802         46,373
Williams-Sonoma, Inc.*.......................         370         11,881
                                                             -----------
                                                                 133,343
                                                             -----------

                     See notes to the financial statements.

AIP Alternative Strategies Funds
ALPHA HEDGED STRATEGIES FUND

Schedule of Investments -- January 31, 2004 (Unaudited) (continued)
--------------------------------------------------------------------------------

                                                  SHARES        VALUE
------------------------------------------------------------------------
RETAIL -- AUTO PARTS -- 0.39%+
CarMax, Inc.*(+).............................       1,400    $    46,690
                                                             -----------
RETAIL -- BUILDING MATERIALS -- 0.21%+
Tractor Supply Company*......................         590         24,987
                                                             -----------
RETAIL -- DISCOUNT STORES -- 2.80%+
Costco Wholesale Corporation*................         940         34,855
Kmart Holding Corporation*...................       9,821        272,042
Tuesday Morning Corporation*.................         830         26,236
                                                             -----------
                                                                 333,133
                                                             -----------
RETAIL -- MISCELLANEOUS -- 0.38%+
Sharper Image Corporation*...................       1,240         44,838
                                                             -----------
SCHOOLS -- 2.42%+
Apollo Group, Inc. -- Class A*...............       1,050         77,973
Career Education Corporation*................       1,250         62,950
ITT Educational Services, Inc.*..............       1,450         80,287
University of Phoenix Online*................         850         66,444
                                                             -----------
                                                                 287,654
                                                             -----------
SEMICONDUCTORS AND RELATED DEVICES -- 1.53%+
Analog Devices, Inc. ........................         220         10,527
FSI International, Inc.*.....................         400          3,476
Integrated Circuit Systems, Inc.*............       1,800         46,350
International Rectifier Corporation*.........         670         33,902
Marvell Technology Group Ltd.*...............         530         22,048
Micron Technology, Inc.*(+)..................       1,470         23,682
Mykrolis Corporation*........................         630         10,842
Veeco Instruments Inc.*......................         690         20,769
Xilinx, Inc.*................................         240         10,058
                                                             -----------
                                                                 181,654
                                                             -----------
SPORTING AND ATHLETIC GOODS -- 0.38%+
Brunswick Corporation........................         910         31,713
Dick's Sporting Goods, Inc.*.................         270         13,432
                                                             -----------
                                                                  45,145
                                                             -----------

                     See notes to the financial statements.

AIP Alternative Strategies Funds
ALPHA HEDGED STRATEGIES FUND

Schedule of Investments -- January 31, 2004 (Unaudited) (continued)
--------------------------------------------------------------------------------

                                                  SHARES        VALUE
------------------------------------------------------------------------
TELEPHONE COMMUNICATIONS -- 9.11%+
Allstream Inc. -- Class B....................       7,263    $   403,097
Andrew Corporation*..........................         860         14,740
Arch Wireless, Inc. -- Class A*..............      12,955        287,471
Harris Corporation...........................         560         27,261
MCI Inc.*(w).................................       1,657         40,130
Metrocall Holdings Inc.*.....................       1,270         80,328
Nextel Communications, Inc. -- Class A*......       3,150         83,129
Plantronics, Inc.*...........................       1,650         66,083
Polycom, Inc.*...............................       1,050         24,854
UTStarcom, Inc.*(+)..........................       1,700         56,916
                                                             -----------
                                                               1,084,009
                                                             -----------
TOBACCO -- 0.78%+
R.J. Reynolds Tobacco Holdings, Inc. ........       1,563         92,311
                                                             -----------
TRANSPORTATION SERVICES -- 1.13%+
GATX Corporation.............................         810         18,306
Laidlaw International Inc.*..................       8,131        116,680
                                                             -----------
                                                                 134,986
                                                             -----------
TOTAL COMMON STOCKS
  (COST $6,479,096)..........................                  7,086,683
                                                             -----------
INVESTMENT COMPANIES -- 21.45%+
------------------------------------------------------------------------
First Eagle Overseas Fund -- Class A.........      32,051        592,308
Hussman Strategic Growth Fund*...............      33,852        524,712
The Arbitrage Fund -- Class I*...............      55,921        723,064
The Merger Fund..............................      46,283        711,828
                                                             -----------
TOTAL INVESTMENT COMPANIES
  (COST $2,528,551)..........................                  2,551,912
                                                             -----------
                                                 PRINCIPAL
CORPORATE BONDS -- 2.40%+                         AMOUNT
-------------------------------------------------------------------------
COAL -- 0.58%+
Morrison Knudsen, (Acquired 1/9/2004, Cost
  $62,413), 12.000%, 7/1/2010(+)(r)..........    $434,000          69,440
                                                              -----------

                     See notes to the financial statements.

AIP Alternative Strategies Funds
ALPHA HEDGED STRATEGIES FUND

Schedule of Investments -- January 31, 2004 (Unaudited) (continued)
--------------------------------------------------------------------------------

                                                 PRINCIPAL
                                                  AMOUNT         VALUE
-------------------------------------------------------------------------
CONSUMER PRODUCTS -- AUTO PARTS -- 0.90%+
Federal-Mogul Corporation, 0.000%,
  7/1/2004(+)(d).............................    $ 50,000     $    12,625
Federal-Mogul Corporation, 0.000%,
  7/1/2006(+)(d).............................     125,000          31,563
Federal-Mogul Corporation, 0.000%,
  1/15/2006(+)(d)............................     250,000          63,125
                                                              -----------
                                                                  107,313
                                                              -----------
MANUFACTURING -- DIVERSIFIED
  OPERATIONS -- 0.92%+
Armstrong World Industries, Inc., 0.000%,
  5/15/2029(+)(d)............................     188,000         109,040
                                                              -----------
TOTAL CORPORATE BONDS
  (COST $291,564)............................                     285,793
                                                              -----------
CORPORATE BONDS -- CONVERTIBLE -- 47.30%+
-------------------------------------------------------------------------
AEROSPACE/DEFENSE -- 1.40%+
L-3 Communications Holdings, Inc., 4.000%,
  9/15/2011(+)++.............................     150,000         166,688
                                                              -----------
CABLE SERVICES -- 4.34%+
Liberty Media Corporation, 3.500%,
  1/15/2031(+)...............................     300,000         272,250
Liberty Media Corporation, 3.250%,
  3/15/2031(+)...............................     250,000         244,375
                                                              -----------
                                                                  516,625
                                                              -----------
COMPUTER INTEGRATED SYSTEMS DESIGN -- 2.68%+
Mentor Graphics Corporation, (Acquired
  1/5/2004, Cost $317,804), 2.820%,
  8/6/2023(+)(r).............................     300,000         318,435
                                                              -----------
COMPUTERS -- HARDWARE -- 2.23%+
Maxtor Corporation, 6.800%, 4/30/2010(+)++...     200,000         264,750
                                                              -----------
CRUDE PETROLEUM AND NATURAL GAS -- 6.71%+
McMoRan Exploration Co., (Acquired 6/26/2003,
  Cost $300,031), 6.000%, 7/2/2008(+)(r).....     300,000         426,750
Pride International, Inc., 2.500%,
  3/1/2007(+)++..............................     300,000         371,250
                                                              -----------
                                                                  798,000
                                                              -----------
FINANCIAL SERVICES -- 3.20%+
Providian Financial Corporation, 4.000%,
  5/15/2008(+)...............................     300,000         381,375
                                                              -----------

                     See notes to the financial statements.

AIP Alternative Strategies Funds
ALPHA HEDGED STRATEGIES FUND

Schedule of Investments -- January 31, 2004 (Unaudited) (continued)
--------------------------------------------------------------------------------

                                                 PRINCIPAL
                                                  AMOUNT         VALUE
-------------------------------------------------------------------------
INSURANCE -- 2.32%+
The PMI Group, Inc., 2.500%, 7/15/2021(+)....    $250,000     $   276,563
                                                              -----------
MACHINERY AND EQUIPMENT -- 2.57%+
Maverick Tube Corporation, (Acquired
  6/3/2003, Cost $287,069), 4.000%,
  6/15/2033(+)(r)............................     300,000         306,000
                                                              -----------
MANUFACTURING -- DIVERSIFIED
  OPERATIONS -- 4.10%+
Twin Laboratories, Inc., 0.000%,
  5/15/2006(+)(d)++..........................     627,000         144,210
Tyco International Ltd, (Acquired 5/16/2003,
  Cost $268,328), 3.125%,
  1/15/2023(+)(r)++..........................     250,000         343,438
                                                              -----------
                                                                  487,648
                                                              -----------
SEMICONDUCTORS AND RELATED DEVICES -- 14.18%+
Agere Systems, Inc., 6.500%,
  12/15/2009(+)++............................     300,000         474,750
ASML Holding N.V. ADR, 5.750%,
  10/15/2006(+)++............................     300,000         376,500
Finisar Corporation, (Acquired 10/15/2003,
  Cost $225,954), 2.500%,
  10/15/2010(+)(r)++.........................     200,000         242,750
Micron Technology, Inc., (Acquired 5/2/2003,
  Cost $206,687), 2.500%, 2/1/2010(+)(r).....     200,000         298,250
Teradyne, Inc., 3.750%, 10/15/2006(+)++......     250,000         294,688
                                                              -----------
                                                                1,686,938
                                                              -----------
TELEPHONE COMMUNICATIONS -- 3.57%+
Corning Incorporated, 3.500%,
  11/01/2008(+)++............................     300,000         425,250
                                                              -----------
TOTAL CORPORATE BONDS -- CONVERTIBLE
  (COST $4,518,148)..........................                   5,628,272
                                                              -----------
PREFERRED STOCK -- CONVERTIBLE -- 7.64%+          SHARES
-------------------------------------------------------------------------
COAL -- 3.58%+
Arch Coal, Inc., 5.000%(+)...................       5,500         426,250
                                                              -----------
CONSUMER PRODUCTS -- BEVERAGES -- ALCOHOLIC--
  2.67%+
Constellation Brands, Inc., 5.750%(+)........      10,000         317,500
                                                              -----------

                     See notes to the financial statements.

AIP Alternative Strategies Funds
ALPHA HEDGED STRATEGIES FUND

Schedule of Investments -- January 31, 2004 (Unaudited) (continued)
--------------------------------------------------------------------------------

                                                  SHARES        VALUE
------------------------------------------------------------------------
MEDICAL -- HEALTHCARE SERVICES -- 1.39%+
Omnicare, Inc., 4.000%(+)....................       2,500    $   165,000
                                                             -----------
TOTAL PREFERRED STOCK -- CONVERTIBLE
  (COST $723,622)............................                    908,750
                                                             -----------
                                                 PRINCIPAL
REPURCHASE AGREEMENTS -- 7.42%+                   AMOUNT
-------------------------------------------------------------------------
The Bear Stearns Companies Inc., 0.9900%,
  dated 1/30/2004, due 2/2/2004 repurchase
  price $883,433 (cost $883,360)+++(+).......    $883,360         883,360
                                                              -----------
TOTAL INVESTMENTS -- 145.76%+
  (COST $15,424,341).........................                 $17,344,770
                                                              ===========

------------------------------
   * -- Non-income producing security.

ADR -- American Depository Receipts.

   + -- Calculated as a percentage of net assets.

  ++ -- Callable only if stock price equals predetermined price. As of January
        31, 2004, bond is not callable.

 +++ -- Collateralized by U.S. Government or U.S. Government Agency securities,
        U.S. Government Agency mortgage-backed security, certificates of deposits or banker's acceptances.

   (+) -- All or a portion of the shares have been committed as collateral for open short positions.

   (d) -- Defaulted security.

   (r) -- Restricted security. Purchased in a private placement transaction; resale to the public may require registration or may extend only to qualified institutional buyers.

   (w) -- When-issued security.

                     See notes to the financial statements.

AIP Alternative Strategies Funds
ALPHA HEDGED STRATEGIES FUND

Schedule of Securities Sold Short -- January 31, 2004 (Unaudited)
--------------------------------------------------------------------------------

                                               SHARES       VALUE
--------------------------------------------------------------------
99 Cents Only Stores.......................     1,380     $   34,983
Abercrombie & Fitch Co. -- Class A.........       500         12,950
AFC Enterprises, Inc. .....................     1,180         27,966
Affymetrix, Inc. ..........................     2,050         64,267
Agere Systems Inc. -- Class A..............    55,000        211,750
Alcan Inc. ................................       580         37,126
Alliant Techsystems Inc. ..................       900         50,400
American Eagle Outfitters, Inc. ...........     1,620         30,132
Apogent Technologies Inc. .................       550         14,938
Apria Healthcare Group Inc. ...............       820         24,969
ARAMARK Corporation -- Class B.............     2,000         52,640
Arch Coal, Inc. ...........................    12,450        343,869
Armstrong Holdings, Inc. ..................    18,000         20,520
ASML Holding N.V. ADR......................    10,000        192,600
Avery Dennison Corporation.................       900         55,944
Barr Pharmaceuticals Inc. .................       300         22,587
Baxter International Inc. .................     2,880         83,952
Bemis Company, Inc. .......................       450         21,811
Biogen Idec Inc............................     1,300         55,627
Bowater Incorporated.......................       470         21,032
Boyd Gaming Corporation....................     1,650         27,258
Brown & Brown, Inc. .......................       970         33,620
Cablevision Systems New York Group -- Class
  A........................................       970         24,813
Cadence Design Systems, Inc. ..............     1,460         24,192
Campbell Soup Company......................     1,950         51,343
Cardinal Health, Inc. .....................       250         16,027
CarMax, Inc. ..............................       650         21,677
Carnival Corporation.......................       390         17,324
Catalina Marketing Corporation.............     4,530         86,523
Cephalon, Inc. ............................     1,050         57,561
Charles River Laboratories International,
  Inc. ....................................     1,700         68,255
ChoicePoint Inc. ..........................     1,250         48,125
Cintas Corporation.........................     1,620         73,143
Computer Associates International, Inc. ...       900         23,526

                     See notes to the financial statements.

AIP Alternative Strategies Funds
ALPHA HEDGED STRATEGIES FUND

Schedule of Securities Sold Short -- January 31, 2004 (Unaudited) (continued)
--------------------------------------------------------------------------------

                                               SHARES       VALUE
--------------------------------------------------------------------
Constellation Brands, Inc. -- Class A......     5,500     $  184,470
Corning Incorporated.......................    17,000        219,640
Cost Plus, Inc. ...........................       580         25,160
Cross Country Healthcare, Inc. ............     1,520         28,090
Danaher Corporation........................       750         68,662
Dean Foods Company.........................       620         19,840
Dollar Tree Stores, Inc. ..................     1,300         41,613
Dow Jones & Company, Inc. .................     1,050         51,954
Downey Financial Corp. ....................       600         30,858
Eaton Vance Corp. .........................     1,350         50,962
Electronic Data Systems Corporation........     1,480         35,461
Emerson Electric Co. ......................       250         15,975
Equifax Inc. ..............................     1,750         45,517
Expeditors International of Washington,
  Inc. ....................................       710         26,561
Extended Stay America, Inc. ...............     1,630         24,939
FactSet Research Systems Inc. .............       650         24,732
Fifth Third Bancorp........................       610         35,252
Finisar Corporation........................    40,000        135,200
Genentech, Inc. ...........................       180         17,190
Greater Bay Bancorp........................       880         23,954
H&R Block, Inc. ...........................     1,150         66,620
HCA Inc. ..................................       690         30,981
Herman Miller, Inc. .......................     3,010         72,661
H.J. Heinz Company.........................     1,350         47,763
ICOS Corporation...........................       770         33,618
Intuit Inc. ...............................     1,050         52,941
Investors Financial Services Corp. ........     1,450         60,088
Iron Mountain Incorporated.................       720         29,974
iShares Lehman 20+ Year Treasury Bond
  Fund.....................................       709         61,711
KEMET Corporation..........................       750         11,400
KLA-Tencor Corporation.....................     1,050         59,923
Kohl's Corporation.........................     1,570         69,551
Kraft Foods Inc. -- Class A................     1,240         39,940

                     See notes to the financial statements.

AIP Alternative Strategies Funds
ALPHA HEDGED STRATEGIES FUND

Schedule of Securities Sold Short -- January 31, 2004 (Unaudited) (continued)
--------------------------------------------------------------------------------

                                               SHARES       VALUE
--------------------------------------------------------------------
L-3 Communications Holdings, Inc. .........     1,200     $   64,152
Linear Technology Corporation..............     1,250         50,000
Marsh & McLennan Companies, Inc. ..........       420         19,711
Mattel, Inc. ..............................     1,560         29,500
Maverick Tube Corporation..................     9,000        163,440
Maxim Integrated Products, Inc. ...........     1,200         61,380
Maxtor Corporation.........................    12,700        117,475
Maytag Corporation.........................     1,800         51,552
McMoRan Exploration Co. ...................    18,000        305,640
MedImmune, Inc. ...........................     2,000         47,000
Mellon Financial Corporation...............     1,550         50,701
Mentor Graphics Corporation................     3,500         54,670
Mercantile Bankshares Corporation..........       440         19,224
Mercury Interactive Corporation............       500         23,470
MGIC Investment Corporation................       440         30,334
Micrel, Incorporated.......................       600         10,170
Microchip Technology Incorporated..........     2,570         74,016
Micron Technology, Inc. ...................    10,900        175,599
Mohawk Industries, Inc. ...................       270         18,787
Motorola, Inc. ............................     6,700        111,086
Nucor Corporation..........................       280         15,767
NVIDIA Corporation.........................     1,160         25,810
Olin Corporation...........................     2,950         56,257
Omnicare, Inc. ............................     2,600        114,478
Oracle Corporation.........................     1,530         21,129
Outback Steakhouse, Inc. ..................       570         25,274
Oxford Health Plans, Inc. .................     1,050         50,610
Patterson-UTI Energy, Inc. ................     1,800         62,244
Paychex, Inc. .............................       410         15,367
Payless ShoeSource, Inc. ..................     2,240         30,106
Performance Food Group Company.............       940         29,460
Pitney Bowes Inc. .........................     1,150         46,667
Polaris Industries Inc. ...................       600         49,752

                     See notes to the financial statements.

AIP Alternative Strategies Funds
ALPHA HEDGED STRATEGIES FUND

Schedule of Securities Sold Short -- January 31, 2004 (Unaudited) (continued)
--------------------------------------------------------------------------------

                                               SHARES       VALUE
--------------------------------------------------------------------
Power Integrations, Inc. ..................       860     $   25,447
Pride International, Inc. .................    10,100        190,385
PPG Industries, Inc. ......................       950         55,319
Providian Financial Corporation............     9,200        125,948
RCN Corporation............................     2,095          2,346
Rockwell Collins, Inc. ....................     2,000         65,380
Schering-Plough Corporation................     2,310         40,517
Scientific-Atlanta, Inc. ..................       600         20,304
SEI Investments Company....................     1,500         50,880
Sierra Health Services, Inc. ..............       740         21,756
Southwest Airlines Co. ....................     2,080         31,096
Starwood Hotels & Resorts Worldwide,
  Inc. ....................................       760         26,858
SunTrust Banks, Inc. ......................       280         20,261
Teleflex Incorporated......................       330         16,137
Teradyne, Inc. ............................     3,900        104,910
The Black & Decker Corporation.............     1,100         56,375
The Charles Schwab Corporation.............     3,900         49,101
The Cheesecake Factory Incorporated........       660         28,255
The Kroger Co. ............................     1,460         27,054
The New York Times Company -- Class A......     1,050         51,030
The PMI Group, Inc. .......................     1,100         42,482
The Ryland Group, Inc. ....................       290         22,113
Too Inc. ..................................     1,750         26,775
Transatlantic Holdings, Inc. ..............       430         35,733
Transocean Inc. ...........................       880         23,707
Triad Hospitals, Inc. .....................       280         10,038
Tupperware Corporation.....................     3,050         53,833
Tyco International Ltd. ...................     7,500        200,625
UAL Corporation............................    30,000         47,700
Univision Communications Inc. -- Class A...     1,400         49,518
USG Corporation............................     7,097        129,449
UST Inc. ..................................     2,180         77,848
UTStarcom, Inc. ...........................       530         17,744

                     See notes to the financial statements.

AIP Alternative Strategies Funds
ALPHA HEDGED STRATEGIES FUND

Schedule of Securities Sold Short -- January 31, 2004 (Unaudited) (continued)
--------------------------------------------------------------------------------

                                               SHARES       VALUE
--------------------------------------------------------------------
Valassis Communications, Inc. .............     1,750     $   53,550
Valeant Pharmaceuticals International......       600         14,088
VeriSign, Inc. ............................       520          9,090
Viacom Inc. -- Class B.....................     3,000        120,900
Walter Industries, Inc. ...................     1,220         14,640
Weight Watchers International, Inc. .......     2,160         82,188
Westwood One, Inc. ........................     1,700         51,935
Wheeling-Pittsburgh Corporation............     4,000         82,840
Whole Foods Market, Inc. ..................       270         18,217
W.R. Grace & Co. ..........................     6,072         18,945
Zebra Technologies Corporation -- Class
  A........................................       500         32,300
Zoran Corporation..........................       630         12,083
                                                          ----------
TOTAL SECURITIES SOLD SHORT
  (PROCEEDS $7,135,418)....................               $7,975,179
                                                          ==========

                     See notes to the financial statements.

AIP Alternative Strategies Funds
STATEMENT OF ASSETS AND LIABILITIES

January 31, 2004 (Unaudited)
--------------------------------------------------------------------------------

ALPHA HEDGED STRATEGIES FUND
----------------------------------------------------------------
Assets:
  Investments, at value (cost $15,424,341).......    $17,344,770
  Receivables from brokers for proceeds on
     securities sold short.......................      7,182,718
  Deposit at broker for short sales..............      1,081,863
  Receivable for investments sold................        240,199
  Dividends and interest receivable..............         39,435
  Other receivables..............................          6,065
                                                     -----------
        Total Assets.............................     25,895,050
                                                     -----------
Liabilities:
  Securities sold short, at value (proceeds
     $7,135,418).................................      7,975,179
  Short-term borrowings on credit facility.......      5,550,000
  Payable for investments purchased..............        419,421
  Payable to Adviser.............................         25,199
  Payable for service fees.......................          2,520
  Dividends payable on short positions...........          1,838
  Accrued expenses and other liabilities.........         21,451
                                                     -----------
        Total Liabilities........................     13,995,608
                                                     -----------
Net Assets.......................................    $11,899,442
                                                     ===========
Net Assets Consist of:
  Shares of beneficial interest..................    $11,560,645
  Accumulated net investment loss................       (110,155)
  Accumulated net realized loss on investments
     sold and securities sold short..............       (631,716)
  Net unrealized appreciation/depreciation on:
     Investments.................................      1,920,429
     Short positions.............................       (839,761)
                                                     -----------
        Total Net Assets.........................    $11,899,442
                                                     ===========
  Shares outstanding (unlimited shares
     authorized, $0.001 par value)...............      1,167,520
  Net asset value, offering and redemption price
     per share...................................    $     10.19
                                                     ===========

                     See notes to the financial statements.

AIP Alternative Strategies Funds
STATEMENT OF OPERATIONS

Six Months Ended January 31, 2004 (Unaudited)
--------------------------------------------------------------------------------

ALPHA HEDGED STRATEGIES FUND
-------------------------------------------------------------------
Investment Income:
  Dividend income on long positions (net
     of foreign taxes withheld of
     $93)...............................                  $  75,622
  Interest income.......................                    125,216
                                                          ---------
        Total Investment Income.........                    200,838
                                                          ---------
Expenses:
  Investment advisory fees..............       147,425
  Shareholder servicing fees............        14,742
  Operating services fees...............        73,123
                                            ----------
        Total operating expenses before
           interest expense and
           dividends on short
           positions....................                    235,290
  Interest expense on credit facility...                     34,249
  Dividends on short positions (net of
     foreign taxes withheld of $81).....                     36,800
                                                          ---------
        Total Expenses..................                    306,339
                                                          ---------
        Net Investment Loss.............                   (105,501)
                                                          ---------
Realized and Unrealized Gain (Loss) on
  Investments:
  Realized gain (loss) on:
     Investments........................     1,791,456
     Short positions....................    (2,010,565)
                                            ----------
     Net Realized Loss on Investments
        and Short Positions.............                   (219,109)
  Change in unrealized appreciation on:
     Investments........................       425,180
     Short positions....................       349,042
                                            ----------
     Net Unrealized Gain on Investments
        and Short Positions.............                    774,222
                                                          ---------
     Net Realized and Unrealized Gain on
        Investments and Short
        Positions.......................                    555,113
                                                          ---------
Net Increase in Net Assets Resulting
  from Operations.......................                  $ 449,612
                                                          =========

                     See notes to the financial statements.

AIP Alternative Strategies Funds
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                       SIX MONTHS            PERIOD FROM
                                         ENDED          SEPTEMBER 23, 2002(1)
                                    JANUARY 31, 2004           THROUGH
ALPHA HEDGED STRATEGIES FUND          (UNAUDITED)           JULY 31, 2003
-----------------------------------------------------------------------------
Operations:
  Net investment loss...........      $  (105,501)           $  (202,403)
  Net realized loss on
     investments sold and
     securities sold short......         (219,109)              (329,115)
  Change in unrealized
     appreciation on investments
     and short positions........          774,222                306,446
                                      -----------            -----------
  Net Increase (Decrease) in Net
     Assets Resulting from
     Operations.................          449,612               (225,072)
                                      -----------            -----------
Dividends and Distributions to
  Shareholders:
  Net investment income.........           (4,654)                    --
  Net realized gain on security
     transactions...............               --                     --
                                      -----------            -----------
  Total Dividends and
     Distributions..............           (4,654)                    --
                                      -----------            -----------
Capital Share Transactions:
  Proceeds from shares sold.....          167,949             12,326,047
  Proceeds from shares issued to
     holders in reinvestment of
     dividends..................            4,571                     --
  Cost of shares redeemed.......         (552,764)              (366,247)
                                      -----------            -----------
  Net Increase (Decrease) in Net
     Assets from Capital Share
     Transactions...............         (380,244)            11,959,800
                                      -----------            -----------
Total Increase in Net Assets....           64,714             11,734,728
Net Assets:
  Beginning of period...........       11,834,728                100,000
                                      -----------            -----------
  End of period*................      $11,899,442            $11,834,728
                                      ===========            ===========
  * Including undistributed net
     investment income (loss)...      $  (110,155)           $        --
                                      ===========            ===========

------------------------------
(1) Commencement of Operations.

                     See notes to the financial statements.

AIP Alternative Strategies Funds
STATEMENT OF CASH FLOWS

Six Months Ended January 31, 2004 (Unaudited)
--------------------------------------------------------------------------------

ALPHA HEDGED STRATEGIES FUND
-----------------------------------------------------------
Cash Provided by (Used in) Financing
  Activities:
Proceeds from shares sold...................    $   167,949
Cost of shares redeemed.....................       (552,764)
Net change in receivables/payables related
  to capital share transactions.............             --
                                                -----------
Cash provided by capital share
  transactions..............................       (384,815)
Cash provided by short-term borrowing on
  credit facility...........................      3,050,000
Distributions paid in cash*.................            (83)
                                                -----------
                                                               $ 2,665,102
                                                               -----------
Cash Provided by (Used in) Operations:
Purchases of investments....................    (30,902,763)
Proceeds from sales of investments..........     25,808,578
                                                -----------
                                                 (5,094,185)
                                                -----------
Decrease in deposit at brokers for short
  sales.....................................      2,526,397
Net investment loss.........................       (105,501)
Net change in receivables/payables related
  to operations.............................          8,187
                                                -----------
                                                  2,429,083
                                                -----------
                                                                (2,665,102)
                                                               -----------
Net change in cash..........................                            --
Cash, beginning of period...................                            --
                                                               -----------
Cash, end of period.........................                   $        --
                                                               ===========
*Non-cash financing activities include
  reinvestment of dividends of..............    $     4,571
Supplemental Information:
Cash paid for interest on short-term
  borrowing on credit facility..............    $    34,249

                     See notes to the financial statements.

AIP Alternative Strategies Funds
NOTES TO FINANCIAL STATEMENTS

January 31, 2004 (Unaudited)
--------------------------------------------------------------------------------
1. ORGANIZATION

AIP Alternative Strategies Funds (the "Trust") was organized as a Delaware statutory trust on April 12, 2002, and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust is an open-ended management investment company issuing one series of shares to investors, Alpha Hedged Strategies Fund (the "Fund") formally the Alpha Strategies I Fund. The Fund is a diversified series and seeks to achieve consistent absolute returns with low correlation to traditional financial market indices by engaging in various relative value and securities arbitrage strategies. The Fund commenced operations on September 23, 2002.

2. SIGNIFICANT ACCOUNTING POLICIES

SECURITY VALUATION
Portfolio securities that are listed on a U.S. securities exchange (whether domestic or foreign) or the Nasdaq Stock Market ("NSM") for which price quotations are readily available are valued at the last quoted price as of 4:00 p.m. Eastern time on the day the valuation is made. Open short positions that are traded on the New York Stock Exchange (the "NYSE"), the American Stock Exchange (the "AMEX") and on the Nasdaq National Market System (the "NMS") are valued at the last reported sales price on that exchange. Listed securities and put and call options for which no sale was reported on a particular day and securities traded over-the-counter market are valued at the mean between the last bid and asked prices. Fixed-income securities (other than obligations having a maturity of 60 days or less) are normally valued on the basis of quotes obtained from pricing services, which take into account appropriate factors such as institutional sized trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Instruments purchased with remaining maturities of 60 days or less are valued at amortized cost, which approximates fair value. Securities and other assets for which market quotations are not readily available (including restricted securities) will be valued in good faith at fair value under the supervision of the Trustees.

AIP Alternative Strategies Funds
NOTES TO FINANCIAL STATEMENTS

January 31, 2004 (Unaudited) (continued)
--------------------------------------------------------------------------------

REPURCHASE AGREEMENTS
The Fund may enter into repurchase agreements with a member bank of the Federal Reserve System or recognized securities dealer. Each repurchase agreement is recorded at cost, which approximates fair value. It is the Trust's policy that the Fund will receive, as collateral, securities whose market value, including accrued interest, at all times will be at least equal to 100% of the amount invested by the Fund in each repurchase agreement. If the seller defaults, and the value of the collateral declines, realization of the collateral by the Fund may be delayed or limited.

SHORT SALES
The Fund may engage in short sale transactions. For financial statement purposes, an amount equal to the settlement amount is included in the Statement of Assets and Liabilities as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the short positions. Subsequent fluctuations in market prices of securities sold short may require purchasing the securities at prices which may differ from the market value reflected on the Statement of Assets and Liabilities. The Fund is liable for any dividends paid on securities sold short. At all times when the Fund does not own securities which are sold short, the Fund will maintain long securities available for collateral equal in value on a daily marked-to-market basis to the securities sold short. The Fund does not require the brokers to maintain collateral in support of these receivables.

COLLATERAL ON SHORT SALES
As collateral for short positions, the Fund is required under the 1940 Act to maintain assets consisting of cash or liquid securities. For short positions, this collateral must equal the market value of the securities sold short.

FEDERAL INCOME TAXES
The Fund intends to qualify and elect to be treated as a regulated investment company under the Internal Revenue Code. The Fund intends

AIP Alternative Strategies Funds
NOTES TO FINANCIAL STATEMENTS

January 31, 2004 (Unaudited) (continued)
--------------------------------------------------------------------------------

to distribute substantially all of its investment company net taxable income and net capital gains to shareholders. Therefore, no federal income tax provision is recorded.

USE OF ESTIMATES
The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

DISTRIBUTIONS TO SHAREHOLDERS
Dividends from net investment income and distributions of net realized capital gains, if any, will be declared and paid at least annually.

The Fund may periodically make reclassifications among certain of its capital accounts as a result of the timing and characterization of certain income and capital gains distributions determined annually in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States of America.

CREDIT FACILITY
Custodial Trust Company has made available to the Fund a credit facility pursuant to a Loan and Pledge Agreement ("Agreement") dated September 30, 2002 for the purpose of purchasing portfolio securities. The Agreement can be terminated by either the Fund or Custodial Trust Company at any time. The Fund is permitted to borrow up to 33 1/3% of total assets. At January 31, 2004, the Fund had an outstanding loan payable balance of $5,550,000, which was also the maximum amount outstanding during the period of August 1, 2003 through January 31, 2004. For the same period the Fund had an outstanding average daily balance of $1,394,966 under the credit facility. Borrowings under the Agreement are charged at the 30-day LIBOR rate plus 1%. As collateral

AIP Alternative Strategies Funds
NOTES TO FINANCIAL STATEMENTS

January 31, 2004 (Unaudited) (continued)
--------------------------------------------------------------------------------

for the loan, the Fund is required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities. The collateral is required to be adjusted daily to reflect changes in the amount of the loan outstanding.

OTHER
Realized gains and losses on the sale of investments are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date and interest income is recognized on the accrual basis. Investment income for the Fund includes $29,814 of interest earned on receivables from brokers for proceeds on securities sold short.

3. INVESTMENT TRANSACTIONS

Purchases and sales of securities for the period ended January 31, 2004 (excluding short-term investments) aggregated $15,769,036 and $15,204,762, respectively.

At January 31, 2004, unrealized appreciation and depreciation of investments for federal income tax purposes were as follows:

Appreciation..............................    $2,105,781
Depreciation..............................      (185,352)
                                              ----------
Net Appreciation..........................    $1,920,429
                                              ==========

At January 31, 2004, the cost of investments for federal income tax purposes was $15,424,341. The primary difference between the cost amount for book purposes and tax purposes is due to deferred wash sale losses and constructive sales.

For the period ended July 31, 2003, the Fund had no tax based distributions, or distributable earnings, or net realized capital loss carryovers.

The Fund had $133,719 of Post-October losses, which are deferred for tax purposes until the fiscal year ending July 31, 2004.

AIP Alternative Strategies Funds
NOTES TO FINANCIAL STATEMENTS

January 31, 2004 (Unaudited) (continued)
--------------------------------------------------------------------------------

4. INVESTMENT ADVISORY AGREEMENTS

The Fund has entered into an Investment Advisory Agreement (the "Advisory Agreement") with Alternative Investment Partners, LLC (the "Adviser"), whereby the Adviser receives an annual advisory fee of 2.50% of the Fund's average daily net assets. For the period ending January 31, 2004, the Fund paid the Adviser $147,425 pursuant to the Advisory Agreement. The Adviser has also entered into an Operating Services Agreement with the Fund to provide virtually all day-to-day operational services to the Fund. The Fund pays the Adviser an annual operating service fee of 1.24% of the Fund's average daily net assets. The Fund paid the Adviser $73,123 for the period ending January 31, 2004, pursuant to the Operating Services Agreement. The Adviser pays all the fees and expenses associated with the services it provides, including, but not limited to, expenses of legal compliance, shareholder communications, and meetings of the shareholders. The Adviser also pays all the expenses related to marketing the Fund and related bookkeeping. The Adviser is responsible for paying fees to various shareholder servicing agents for performing shareholder servicing functions and maintaining shareholder accounts. For this service, the Adviser receives an annual shareholder service fee equal to 0.25% of the Fund's average daily net assets. For the period ending January 31, 2004, the Fund paid the Adviser $14,742 pursuant to the shareholder servicing fee. The combined effect of the Advisory Agreement, Operating Services Agreement, and the shareholder servicing fee is to place a cap or ceiling on the Fund's annual operating expenses at 3.99%, excluding brokerage commissions, interest on Fund borrowings, and dividends paid on short sales.

Pursuant to the sub-advisory agreements between the Adviser and various sub-advisers, who provide services to the Fund, the Adviser compensates the sub-advisers based on each sub-advisers' average daily net assets of the Fund.

The Adviser is affiliated with Asset Alliance Corporation ("Asset Alliance"). Asset Alliance is also affiliated with the Fund's Portfolio

AIP Alternative Strategies Funds
NOTES TO FINANCIAL STATEMENTS

January 31, 2004 (Unaudited) (continued)
--------------------------------------------------------------------------------

Research Consultant, Trust Advisors, LLC. As a result, the Adviser is also affiliated with the Research Consultant.

5. SHARE TRANSACTIONS

Transactions in shares of the Fund were as follows:

                            SIX MONTHS ENDED             PERIOD ENDED
                            JANUARY 31, 2004            JULY 31, 2003
                         ----------------------    ------------------------
                          SHARES       AMOUNT       SHARES        AMOUNT
                         ---------    ---------    ---------    -----------
Shares sold..........       16,680    $ 167,949    1,233,197    $12,326,047
Shares issued to
  shareholders in
  reinvestment of
  distributions......          454        4,571           --             --
Shares redeemed......      (56,182)    (552,764)     (36,629)      (366,247)
                         ---------    ---------    ---------    -----------
Net increase
  (decrease).........      (39,048)   $(380,244)   1,196,568    $11,959,800
                                      =========                 ===========
Shares outstanding:
  Beginning of
     period..........    1,206,568                    10,000
                         ---------                 ---------
  End of period......    1,167,520                 1,206,568
                         =========                 =========

6. CONTROL PERSONS

As of January 31, 2004, the Adviser, its employees and affiliates owned 94% of the outstanding shares of the Fund. A shareholder that owns, directly or indirectly, more than 25% of a Fund's voting securities may be deemed a "control person" (as defined in the 1940 Act) of the Fund.

AIP Alternative Strategies Funds
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                    SIX MONTHS           PERIOD FROM
                                      ENDED         SEPTEMBER 23, 2002(1)
ALPHA HEDGED                     JANUARY 31, 2004          THROUGH
STRATEGIES FUND                    (UNAUDITED)          JULY 31, 2003
-------------------------------------------------------------------------
PER SHARE DATA(2):
Net Asset Value, Beginning of
  Period.......................    $      9.81           $     10.00
                                   -----------           -----------
  Gain (Loss) from Investment
     Operations:
     Net investment loss.......          (0.09)(3)             (0.17)(3)
     Net realized and
       unrealized gain (loss)
       on investments..........           0.48                 (0.02)
                                   -----------           -----------
     Total Gain (Loss) from
       Investment Operations...           0.39                 (0.19)
                                   -----------           -----------
  Less Dividends and
     Distributions:
     Net investment income.....          (0.01)                   --
     Net realized gains........             --                    --
                                   -----------           -----------
     Total Dividends and
       Distributions...........          (0.01)                   --
                                   -----------           -----------
Net Asset Value, End of
  Period.......................    $     10.19           $      9.81
                                   ===========           ===========
Total Return...................           3.91%(4)             (1.90%)(4)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period......    $11,899,442           $11,834,728
Ratio of operating expenses to
  average net assets:..........           3.99%(5)(6)             3.99%(5)(6)
Ratio of interest expense and
  dividends on short positions
  to average net assets:.......           1.20%(5)              0.93%(5)
Ratio of net investment loss to
  average net assets:..........          (1.87%)(5)            (2.00%)(5)
Portfolio turnover rate........            111%                  186%

------------------------------
(1) Commencement of operations.

(2) Information presented relates to a share of beneficial interest outstanding for the entire period.

(3) Net investment loss per share before interest expense and dividends on short positions for the period ending July 31, 2003 and January 31, 2004 was ($0.09) and ($0.03), respectively.

(4) Not annualized.

(5) Annualized.

(6) The operating expense ratio excludes interest expense and dividends on short positions. The ratio including dividends on short positions for the period ending July 31, 2003 and January 31, 2004 was 4.92% and 5.19% annualized, respectively.
                       See notes to financial statements.

                               INVESTMENT ADVISER
                      Alternative Investment Partners, LLC
                       701 Westchester Avenue, Suite 205W
                             White Plains, NY 10604

                                  DISTRIBUTOR
                            Quasar Distributors, LLC
                            615 East Michigan Street
                              Milwaukee, WI 53202

                        ADMINISTRATOR AND TRANSFER AGENT
                        U.S. Bancorp Fund Services, LLC
                            615 East Michigan Street
                              Milwaukee, WI 53202

                                   CUSTODIAN
                            Custodial Trust Company
                              101 Carnegie Center
                              Princeton, NJ 08540

                                 LEGAL COUNSEL
                                 Blank Rome LLP
                              405 Lexington Avenue
                               New York, NY 10174

                            INDEPENDENT ACCOUNTANTS
                           PricewaterhouseCoopers LLP
                           100 East Wisconsin Avenue
                                   Suite 1500
                              Milwaukee, WI 53202

                          TOLL FREE TELEPHONE NUMBER:
                                 1-877-Low-Beta
                                (1-877-569-2382)

            The Fund's Statement of Additional Information contains
       additional information about the Fund's Trustees and is available without charge upon request by calling

                                 1-877-569-2382

  The Fund's Proxy Voting Policies and Procedures are available without charge upon request by calling 1-877-569-2382, on the Fund's website, www.aipfunds.com, or on the SEC's website, at www.sec.gov.
     Information regarding how the Fund voted proxies relating to portfolio securities during the twelve months ending July 31, 2004 will be available after
              September 30, 2004 on or through the Fund's website
                           and on the SEC's website.

                 This report must be accompanied or preceded by
                         the Fund's current prospectus.

ITEM 2. CODE OF ETHICS.

Not applicable for semi-annual reports.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.


ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end investment companies.


ITEM 6. SCHEDULE OF INVESTMENTS.

Not applicable for periods ending before July 9, 2004.


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end investment companies.


ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASES.

Not applicable to open-end investment companies.


ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant's independent directors/trustees serve as its nominating committee, however they do not make use of a nominating committee charter.

ITEM 10. CONTROLS AND PROCEDURES.

(a) The Registrant's President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no significant changes in the Registrant's internal controls or in other factors that occurred during the Registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 11. EXHIBITS.

(a) (1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporate by reference to previous Form N-CSR filed September 30, 2003.

     (2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

     (3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

                                   SIGNATURES
                          [See General Instruction F]

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) AIP Alternative Strategies Funds
             ------------------------------------------------------------------

By (Signature and Title)* /s/ Steven Samson
                          -----------------------------------------------------
                              Steven Samson, President

Date March 31, 2004
     -------------------------

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Steven Samson
                          -----------------------------------------------------
                              Steven Samson, President

Date March 31, 2004
     -------------------------

By (Signature and Title)* /s/ Lee Schultheis
                          -----------------------------------------------------
                              Lee Schultheis, Treasurer

Date March 31, 2004
     -------------------------

*Print the name and title of each signing officer under his or her signature.